Summary of Significant Accounting Policies (Significant Customers) (Detail)	12 Months Ended
	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer
Summary Of Significant Accounting Policies [Line Items]
Customers that accounted for total operating revenues	10.00%	10.00%	10.00%
Significant customers	0	0	0
Wholesale Propane Logistics [Member]
Summary Of Significant Accounting Policies [Line Items]
Significant customers		1	1